Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information [Abstract]
Corporate Information

1.	CORPORATE INFORMATION
Oculis SA (“Oculis”, the “Group”, or the “Company”) is a limited company (société anonyme) with registered office at EPFL Innovation Park, c/o Bâtiment D, 1015 Lausanne, Ecublens, Switzerland and its shares are not publicly traded. It was established on December 11, 2017.
The Company controls four wholly owned subsidiaries: Oculis ehf (“Oculis Iceland”), which was incorporated in Reykjavik, Iceland on October 28, 2003, Oculis France SARL (“Oculis France”) which was incorporated in Paris, France on March 27, 2020, Oculis US Inc. (“Oculis US”) which was incorporated in Delaware, USA, on May 26, 2020, and Oculis HK, Limited (“Oculis HK”) which was incorporated in Hong Kong, China on June 1, 2021. The Company and its subsidiaries form the Oculis Group (the “Group”).
The purpose of the Company is the research, study, development, manufacture, promotion, sale and marketing of pharmaceutical products and substances as well as the purchase, sale and exploitation of intellectual property rights, such as patents and licenses, in this field. More precisely, Oculis is a global biopharmaceutical company developing treatments to save sight and improve eye care with breakthrough innovations. The Company’s differentiated pipeline includes candidates for topical retinal treatments, topical biologics and disease modifying treatments.
The consolidated financial statements of Oculis as of and for the year ended December 31, 2022, were approved and authorized for issue by the Company’s Board of Directors on March 28,
2023.